Revenue Recognition - Disaggregation of Revenue by Major Products/Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue by Major Products/Service Offerings
Total Revenue	$ 77,147	$ 79,591	$ 79,139
External Revenue
Revenue by Major Products/Service Offerings
Total Revenue	76,199	77,573	76,927
Other
Revenue by Major Products/Service Offerings
Revenue	948	2,018
Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	23,200	22,209
Total Revenue	23,200	22,209	21,751
Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	16,634	16,595
Total Revenue	16,634	16,595	16,073
Global Technology Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	27,361	29,146
Total Revenue	27,361	29,146	29,213
Systems | External Revenue
Revenue by Major Products/Service Offerings
Revenue	7,604	8,034
Total Revenue	7,604	8,034	8,194
Global Financing | External Revenue
Revenue by Major Products/Service Offerings
Revenue	1,400	1,590
Total Revenue	1,400	1,590	$ 1,696
Cognitive Applications | Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	5,765	5,633
Cloud & Data Platforms | Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	9,499	8,603
Transaction Processing Platforms | Cloud & Cognitive Software | External Revenue
Revenue by Major Products/Service Offerings
Revenue	7,936	7,974
Consulting | Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	7,993	7,705
Application Management | Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	7,646	7,852
Global Process Services | Global Business Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	995	1,037
Infrastructure & Cloud Services | Global Technology Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	20,736	22,185
Technology Support Services | Global Technology Services | External Revenue
Revenue by Major Products/Service Offerings
Revenue	6,625	6,961
Systems Hardware | Systems | External Revenue
Revenue by Major Products/Service Offerings
Revenue	5,918	6,363
Operating Systems Software | Systems | External Revenue
Revenue by Major Products/Service Offerings
Revenue	$ 1,686	$ 1,671